Changes in accounting estimates and policies (consistent presentation)	12 Months Ended
Dec. 31, 2018
Disclosure Of Changes In Accounting Estimates Explanatory [Abstract]
Disclosure of changes in accounting estimates [text block]
Note 4	Changes in accounting estimates and policies (consistent presentation)

4.1	Changes in accounting estimates

In the preparation of the consolidated financial statements of the Company and subsidiaries, the management has made estimates regarding the useful lives of Properties, Plants and Equipment, assumptions used for the actuarial calculation of employee benefits, contingencies and provisions (for more information, see Note 3.41)

4.2	Changes in accounting policies

As of December 31, 2018, the consolidated financial statements of the Company present changes in the accounting policies with respect to the previous period due to application of IFRS 9 and IFRS 15 from January 1, 2018. (for further details refer to Note 2.2)

Except as described above, the accounting principles were applied consistently for all periods presented.